CONSOLIDATED STATEMENT OF INCOME - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net sales	$ 12,562.0	$ 12,222.1	$ 11,531.1
Cost of sales (including special charges of (a))	7,045.8	6,875.3	6,414.6
Selling, general and administrative expenses	3,550.8	3,505.8	3,364.3
Special (gains) and charges	120.2	112.7	4.9
Operating income	1,845.2	1,728.3	1,747.3
Other (income) expense (b)	(77.0)	(79.9)	(67.3)
Interest expense, net (c)	190.7	221.1	254.6
Income before income taxes	1,731.5	1,587.1	1,560.0
Provision for income taxes	288.6	321.2	189.8
Net income from continuing operations including noncontrolling interest	1,442.9	1,265.9	1,370.2
Net income from continuing operations attributable to noncontrolling interest	17.3	15.6	17.9
Net income from continuing operations attributable to Ecolab	1,425.6	1,250.3	1,352.3
Net income from discontinued operations, net of tax (Note 5) (d)	133.3	178.8	152.3
Net income attributable to Ecolab	$ 1,558.9	$ 1,429.1	$ 1,504.6
Basic
Continuing operations	$ 4.95	$ 4.33	$ 4.67
Discontinued operations	0.46	0.62	0.53
Earnings attributable to Ecolab	5.41	4.95	5.20
Diluted
Continuing operations	4.87	4.27	4.60
Discontinued operations	0.46	0.61	0.52
Earnings attributable to Ecolab	$ 5.33	$ 4.88	$ 5.12
Weighted-average common shares outstanding
Basic (in shares)	288.1	288.6	289.6
Diluted (in shares)	292.5	292.8	294.0
Product and sold equipment
Net sales	$ 10,129.0	$ 9,903.6	$ 9,351.2
Cost of sales (including special charges of (a))	5,617.5	5,510.6	5,116.6
Service and lease equipment
Net sales	2,433.0	2,318.5	2,179.9
Cost of sales (including special charges of (a))	$ 1,428.3	$ 1,364.7	$ 1,298.0